Note 15 - Income Taxes (Details) - Effective Income Tax Rate Reconciliation (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Effective Income Tax Rate Reconciliation [Abstract]
Tax at Federal Statutory Rate	$ (2,936,000)	$ (1,536,000)
State taxes, net of Federal benefit	(454,000)	(385,000)
Research and Development Credits		(13,000)
Fair Market Value of Warrants	142,000	(882,000)
Stock Based Compensation	145,000	218,000
Other permanent items	(7,000)	2,000
Valuation allowance	$ 3,110,000	$ 2,596,000